Summary of Significant Accounting Policies - Calculation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($)	3 Months Ended				6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (1,374,295)	$ (2,043,322)	$ (47,753)	$ (490,179)	$ (3,417,617)	$ (537,932)	$ (313,274)	$ (1,763,793)
Class A Ordinary Shares
Numerator:
Net loss	$ (379,403)		$ (38,202)		$ (983,898)	$ (430,346)		$ (1,360,510)	$ (138,342)
Denominator:
Net income (loss) per share, Basic	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.03)
Net Income (loss) per share, Diluted	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)
Weighted average shares outstanding, Basic	2,192,766		23,000,000		2,324,596	23,000,000	4,011,628	19,398,096	4,011,628
Weighted average shares outstanding, Diluted	2,192,766		23,000,000		2,324,596	23,000,000	4,011,628	19,398,096
Net income (loss) per share, Basic	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.03)
Net Income (loss) per share, Diluted	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	(0.03)	$ (0.07)
Class B Ordinary Shares
Numerator:
Net loss	$ (944,892)		$ (9,551)		$ (2,433,719)	$ (107,586)		$ (403,283)	$ (174,932)
Denominator:
Net income (loss) per share, Basic	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	(0.03)	$ (0.07)	$ (0.03)
Net Income (loss) per share, Diluted	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)
Weighted average shares outstanding, Basic	5,750,000		5,750,000		5,750,000	5,750,000	5,072,674	5,750,000	5,072,674
Weighted average shares outstanding, Diluted	5,750,000		5,750,000		5,750,000	5,750,000	5,072,674	5,750,000
Net income (loss) per share, Basic	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.03)
Net Income (loss) per share, Diluted	$ (0.17)		$ 0		$ (0.42)	$ (0.02)	$ (0.03)	$ (0.07)